Acquisition (Tables)	6 Months Ended
Jun. 30, 2013
Acquisition
Schedule of total purchase price allocated to the net assets acquired based upon fair values

The total purchase price was allocated to the net assets acquired based upon their fair values as of April 17, 2012 as set forth below.The amounts are in thousands.

Net tangible assets acquired	$481
Intangible assets:
Developed technology	1,300
Domain names	700
Customer relationships	900
Non-compete agreements	130
Goodwill	9,537

Total purchase price	$13,048

Schedule of components of identifiable intangible assets acquired in connection with acquisition

Each component of identifiable intangible assets acquired in connection with the above acquisition as of December 31, 2012 are as follows (dollar amounts in thousands):

	Estimated Fair Value	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Useful Life (in years)
Developed technology	$1,300	$205	$1,095	4.8
Domain names	700	71	629	6.3
Customer relationships	900	75	825	7.8
Non-compete agreements	130	46	84	1.3

	$3,030	$397	$2,633

Schedule of expected future amortization expense for purchased intangible assets

As of December 31, 2012, the expected future amortization expense for purchased intangible assets for each of the Company's years ending is as follows (amounts in thousands):

Amount
2013	$500
2014	454
2015	435
2016	435
2017	385
2018 and beyond	424

$2,633